Derivative Instruments - Schedule of Remaining Contractual Terms to Maturity for Notional Amounts of Derivative Contracts (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	$ 6,555,375	$ 5,800,058
Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	5,235,210	4,562,936
Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	4,396,272	3,831,997
Interest rate swap contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	838,938	730,939
Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	1,144,590	1,070,741
Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	453,711	472,323
Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	604,728	548,148
Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	882	739
Foreign exchange contracts [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	85,269	49,531
Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	76,968	76,097
Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	24,722	24,366
Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	32,422	33,104
Commodity contract [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	19,824	18,627
Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	91,178	86,794
Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	7,429	$ 3,490
Within 1 year [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	3,166,374
Within 1 year [member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	2,375,910
Within 1 year [member] | Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	1,652,793
Within 1 year [member] | Interest rate swap contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	723,117
Within 1 year [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	693,266
Within 1 year [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	442,750
Within 1 year [member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	169,935
Within 1 year [member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	862
Within 1 year [member] | Foreign exchange contracts [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	79,719
Within 1 year [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	27,140
Within 1 year [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	6,374
Within 1 year [member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	12,120
Within 1 year [member] | Commodity contract [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	8,646
Within 1 year [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	69,854
Within 1 year [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	204
1 to 3 years [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	1,670,169
1 to 3 years [member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	1,410,726
1 to 3 years [member] | Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	1,321,286
1 to 3 years [member] | Interest rate swap contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	89,440
1 to 3 years [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	201,946
1 to 3 years [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	9,590
1 to 3 years [member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	187,893
1 to 3 years [member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	18
1 to 3 years [member] | Foreign exchange contracts [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	4,445
1 to 3 years [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	43,178
1 to 3 years [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	15,899
1 to 3 years [member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	16,782
1 to 3 years [member] | Commodity contract [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	10,497
1 to 3 years [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	13,875
1 to 3 years [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	444
3 to 5 years [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	930,729
3 to 5 years [member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	787,304
3 to 5 years [member] | Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	771,362
3 to 5 years [member] | Interest rate swap contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	15,942
3 to 5 years [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	127,938
3 to 5 years [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	1,226
3 to 5 years [member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	126,074
3 to 5 years [member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	2
3 to 5 years [member] | Foreign exchange contracts [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	636
3 to 5 years [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	5,841
3 to 5 years [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	2,132
3 to 5 years [member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	3,096
3 to 5 years [member] | Commodity contract [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	613
3 to 5 years [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	5,494
3 to 5 years [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	4,152
5 to 10 years [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	622,680
5 to 10 years [member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	520,042
5 to 10 years [member] | Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	510,596
5 to 10 years [member] | Interest rate swap contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	9,446
5 to 10 years [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	97,742
5 to 10 years [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	119
5 to 10 years [member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	97,154
5 to 10 years [member] | Foreign exchange contracts [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	469
5 to 10 years [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	809
5 to 10 years [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	317
5 to 10 years [member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	424
5 to 10 years [member] | Commodity contract [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	68
5 to 10 years [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	1,636
5 to 10 years [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	2,451
Over 10 years [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	165,423
Over 10 years [member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	141,228
Over 10 years [member] | Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	140,235
Over 10 years [member] | Interest rate swap contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	993
Over 10 years [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	23,698
Over 10 years [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	26
Over 10 years [member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	23,672
Over 10 years [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	319
Over 10 years [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	$ 178